CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Jun. 30, 2011 CNY	Jun. 30, 2011 US$ USD ($)
Current assets:
Cash and cash equivalents	93,771	$ 14,508
Restricted cash	456,250	70,589
Accounts receivable (net of allowance for doubtful accounts of RMB46,901 (US$7,256) at June 30, 2011)	1,122,810	173,716
Inventories	1,424,468	220,386
Prepayments and other current assets (net of allowance for doubtful accounts related to other current assets of RMB60 (US$9) at June 30, 2011)	132,585	20,513
Tax receivable	14,747	2,282
Short-term derivative assets	28,674	4,436
Assets held for sale	2,710,238	419,314
Amounts due from related parties	98,032	15,167
Total current assets	6,081,575	940,911
Non-current assets:
Property, plant and equipment, net	510,653	79,006
Investments under equity method	61,300	9,484
Intangible assets, net	398,465	61,648
Goodwill	838,928	129,795
Non-current prepayments	40,158	6,213
Deferred tax assets	44,795	6,930
Other long-term assets	61,066	9,447
Total non-current assets	1,955,365	302,523
Total assets	8,036,940	1,243,434
Current liabilities:
Short-term bank borrowings	485,885	75,174
Income tax payable	2,535	392
Accounts payable	765,554	118,443
Accrued expenses and other liabilities	493,914	76,416
Short-term derivative liabilities	14,313	2,214
Amounts due to related parties	10,622	1,643
Liabilities classified as held for sale	2,233,054	345,487
Total current liabilities	4,005,877	619,769
Non-current liabilities:
Long-term bank borrowing	1,228,993	190,144
Long-term derivative liabilities	4,394	680
Other long-term liabilities	132,659	20,523
Total non-current liabilities	1,366,046	211,347
Total liabilities	5,371,923	831,116
Commitments and contingencies
Company shareholders' equity:
Ordinary shares (par value US$0.0000001 per share; 499,900,000,000 shares authorized; and 110,766,600 shares issued and outstanding at June 30, 2011)
Additional paid-in capital	2,271,492	351,434
Statutory reserves	237	37
Accumulated other comprehensive loss	(121,746)	(18,837)
Accumulated deficit	(701,413)	(108,519)
Total Company shareholders' equity	1,448,570	224,115
Noncontrolling interest	1,216,447	188,202
Total Equity	2,665,017	412,318
Total liabilities and shareholders' equity	8,036,940	$ 1,243,434

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2011 CNY	Jun. 30, 2011 US$ USD ($)
Accounts receivable, allowance for doubtful accounts (in CNY and dollars)	46,901	$ 7,256
Prepayments and other current assets, allowance for doubtful accounts related to other current assets (in CNY and dollars)	60	$ 9
Ordinary shares, par value (in US dollars per share)		$ 0.0000001
Ordinary shares, shares authorized	499,900,000,000
Ordinary shares, shares issued	110,766,600
Ordinary shares, shares outstanding	110,766,600

CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2011 US$ USD ($)
Revenue	1,026,168	$ 158,764
Cost of revenue	(761,366)	(117,795)
Gross profit	264,802	40,969
Operating expenses:
Selling, general and administrative expenses	(271,112)	(41,945)
Research and development expenses	(7,033)	(1,088)
Total operating expenses	(278,145)	(43,033)
Operating loss	(13,343)	(2,064)
Other income (expense)
Interest income	14,123	2,185
Interest and financing expenses	(22,316)	(3,453)
Exchange loss	(12,834)	(1,986)
Unrealized gain in investment	55,542	8,593
Other expense	(3,162)	(489)
Other income	2,251	348
Income from equity investments	10,232	1,583
Income before income tax	30,493	4,718
Income tax benefit	1,074	166
Income from continuing operations	31,567	4,884
Loss from discontinued operations	(2,852)	(441)
Net Income	28,715	4,443
Net income attributable to the noncontrolling interest	(3,185)	(493)
Net income attributable to the Company	25,530	3,950
Earnings per ordinary share - basic and diluted:
Income per share from continuing operations attributable to Company's common shareholders (in CNY and dollars per share)	0.24	$ 0.04
Loss per share from discontinued operations attributable to Company's common shareholders (in CNY and dollars per share)	(0.01)		[1]
Net income per share attributable to Company's common shareholders (in CNY and dollars per share)	0.23	$ 0.04
Weighted average number of ordinary shares outstanding - basic (in shares)	110,766,600	110,766,600
Weighted average number of ordinary shares outstanding - diluted (in shares)	110,766,600	110,766,600
Amounts attributable to Company's common shareholders
Income from continuing operations, net of tax	26,682	4,128
Discontinued operations, net of tax	(1,152)	(178)
Net income attributable to the Company	25,530	$ 3,950

[1]	Less than (.01) per share.

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2011 US$ USD ($)
Cash flows from operating activities:
Net income	28,715	$ 4,443
Adjustments to reconcile net income to net cash provided by operating activities:
Exchange gain	(19,684)	(3,045)
Income from equity investments	(10,232)	(1,583)
Deferred income tax	18,755	2,902
Unrealized gain on investment	(55,542)	(8,593)
Share-based compensation and other non-cash operating items	2,834	439
Depreciation and amortization	18,564	2,872
Changes in operating assets and liabilities, net of business acquisition:
Accounts receivable	305,001	47,188
Inventories	(49,989)	(7,734)
Amounts due from related parties	(18,327)	(2,835)
Other assets	11,645	1,802
Accounts payable and other current liabilities	(135,553)	(20,972)
Amounts due to related parties	(32,221)	(4,985)
Long-term liabilities	(18,029)	(2,789)
Other operating assets and liabilities	18,797	2,908
Net cash provided by operating activities	64,734	10,018
Cash flows from investing activities:
Payment for investment in associates	(4,900)	(758)
Business acquisitions (net of cash received) (Note 4)	(695,539)	(107,610)
Acquisition of property, plant and equipment, intangible assets and other assets	(18,261)	(2,825)
Proceeds from disposal of property, plant and equipment and other assets	31,225	4,831
Net cash used in investing activities	(687,475)	(106,362)
Cash flows from financing activities:
Proceeds from borrowings	884,848	136,899
Repayment of borrowings	(327,347)	(50,645)
Proceeds from share issue of Agria Asia	129,432	20,025
Cash pledged for short-term borrowings	(320,249)	(49,547)
Payment of share issue related expense	(17,829)	(2,758)
Net cash provided by financing activities	348,855	53,974
Effect of exchange rate changes on cash and cash equivalents	9,429	1,455
Net decrease in cash and cash equivalents	(264,457)	(40,915)
Cash and cash equivalents at the beginning of period	358,228	55,423
Cash and cash equivalents at the end of period	93,771	14,508
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	10,866	1,681
Cash paid during the period for income taxes	687	106
Acquisition of controlling interest in PGW for cash	734,356	$ 113,616

CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY AND COMPREHENSIVE LOSS In Thousands, except Share data, unless otherwise specified	Total CNY	Ordinary Shares	Additional Paid-in Capital CNY	Statutory Reserves CNY	Accumulated Other Comprehensive Loss CNY	Retained Earnings (deficit) CNY	Noncontrolling Interest CNY	Comprehensive Income CNY	US$ USD ($)	US$ Additional Paid-in Capital USD ($)	US$ Statutory Reserves USD ($)	US$ Accumulated Other Comprehensive Loss USD ($)	US$ Retained Earnings (deficit) USD ($)	US$ Noncontrolling Interest USD ($)
Balance at Dec. 31, 2010	1,463,758		2,285,611	237	(95,147)	(726,943)
Balance (in shares) at Dec. 31, 2010		110,766,600
Comprehensive income:
Net income	28,715					25,530	3,185	28,715	4,443
Foreign currency translation adjustments	(19,726)				(19,726)			(19,726)
Total comprehensive income	8,989							8,989
Share issue related cost	190,008		(17,828)				207,836
Share based compensation	3,709		3,709
Noncontrolling interest and accumulated other comprehensive loss through acquisition of PGW	998,553				(6,873)		1,005,426
Balance at Jun. 30, 2011	2,665,017		2,271,492	237	(121,746)	(701,413)	1,216,447		$ 412,318	$ 351,433	$ 37	$ (18,837)	$ (108,519)	$ 188,202
Balance (in shares) at Jun. 30, 2011	110,766,600	110,766,600

Corporation Information and Basis of Presentation	6 Months Ended
Jun. 30, 2011
Corporation Information and Basis of Presentation
Corporation Information and Basis of Presentation

1.                  Corporation Information and Basis of Presentation

On September 29, 2011, our Board of Directors authorized a change in our fiscal year end to June 30 from December 31. These financial statements presented herein are for the 6 month transition period ended June 30, 2011. These financial statements have been prepared in accordance with generally accepted accounting principles in the United States and are unaudited. The accompanying unaudited consolidated financial statements reflect all normal recurring adjustments which, in the opinion of management, are necessary for a fair statement of the results for the six months ended June 30, 2011.  These financial statements should be read in conjunction with the Limited Transition Report in Form 20-F, as well as the company’s audited financial statements and Annual Report on Form 20-F for the year ended December 31, 2010.

Agria Corporation (the “Company” or “Agria”) conducts operations in China and internationally through its subsidiaries and variable interest entities (VIEs) (collectively the “Group”). Within China, the Group is primarily involved in the research and development, production and sale of agricultural seed products. The international operations of the Group are undertaken through PGG Wrightson Group Ltd (“PGG Wrightson” or “PGW”). The Company does not conduct any substantive operations of its own in the PRC and conducts its primary business operations in the PRC through VIEs. PRC Laws and regulations prohibit or restrict foreign ownership of research and development, production and sale of hybrid food crop businesses. To comply with these foreign ownership restrictions, the Group operates its research and development, production and sale of upstream agricultural productions in the PRC through its VIEs.

In November 2008, Shenzhen Guanli Agricultural Technology Co., Ltd. (“Guanli”) was set up using contractual agreements substantially consistent with those described above such that Agria Brother Biotech (Shenzhen) Co., Ltd. (“Agria Brother”) effectively controlled Guanli.  As of June 30, 2011, the 100% legal interest in Guanli is held by two PRC individuals.

In September 2009, Shenzhen Agria Agricultural Co., Ltd (“Agria Agricultural”) was set up with 51% interests legally held by Guanli and 49% interest legally held by another individual. In September 2009, Shenzhen Zhongyuan Agriculture Ltd. Co. (“Zhongyuan”) was set up with 95% interests legally held by Ms. Li Juan, the wife of Mr. Guanglin Lai, the chairman of board of directors, and 5% interests legally held by another individual shareholder. Agria Brother has entered into the aforementioned Contractual Agreements with the individual legal shareholders of Agria Agricultural and Zhongyuan, respectively. Agria Brother has a legal obligation to provide funding to all losses incurred by Guanli, Agria Agricultural and Zhongyuan.

Through the aforementioned agreements, WOFE and Agria Brother demonstrate their ability and intention to exercise the ability to absorb substantially all of the profits and all of the expected losses of P3A (through the date of disposal) Guanli, Agria Agricultural and Zhongyuan.  Accordingly, WOFE and Agria Brother are the primary beneficiaries of P3A, Guanli, Agria Agricultural and Zhongyuan and consolidates their operating results in accordance with Accounting Standards Codification (“ASC”) 810 “Consolidation” (Pre-codification: Financial Accounting Standards board (“FASB”) Interpretation No. 46R, Consolidation of Variable Interest Entities, and Interpretation of ARB NO. 51).

On April 1 2008, Agria Brother was established in the PRC as a wholly-owned subsidiary by China Victory with a registered capital of US$29,000,000. The principal activity of Agria Brother is to provide biotechnology related services.

On September 30, 2009, Guanli acquired from a third party, a 100% equity interest in Beijing NKY Seeding Development Co., Ltd (“NKY”).

On January 31, 2010, Guanli acquired a 70% equity interest in Tianjin Beiao Seed Technology Development Co., Ltd. (“Beiao”), and NKY acquired 30% equity interest in this company. (Note 4)

On October 21, 2010, NKY Seeds International established a wholly owned subsidiary named Wuwei NKY Seeds Co., Ltd., in Wuwei city of Gansu province in China. The principal activity of Wuwei NKY Seeds Co., Ltd. is to act as an exclusive sales agent of Wuwei Ganxin Seeds Co., Ltd., the major production company for Agria.

The Group formed Southrich Limited, a wholly-owned subsidiary of Agria Group Limited, in September 2009 under the laws of the British Virgin Islands to hold our convertible redeemable notes issued by PGW in 2010.  Agria (Singapore) Pte. Ltd., or Agria Singapore, a wholly-owned subsidiary of Southrich Limited, was incorporated in November 2009 under the laws of Singapore to hold our 19.01% equity interest in PGW. In January 2010, Southrich Limited changed its name to Agria Asia Investments Limited.  In January 2011, Agria Singapore made an offer to the shareholders of PGW to acquire an additional 31% of the shares in PGW at the offer price of NZ$0.60 per share.  On April 29, 2011, the Group completed this acquisition and increased its shareholding of PGW to 50.01% (Notes 3 and 4). In April 2011, New Hope International (Hong Kong) Limited invested US$20 million in the equity of Agria Asia Investments, upon which the Group’s equity interest in Agria Asia Investments was 88.05%. In April 2011, the Group also entered a conditional sale and purchase agreement to sell a 7.24% stake in Agria Asia Investments to Ngai Tahu Holdings for approximately US$12 million.  This sale became unconditional when the shareholders of PGW approved the transaction in June 2011, and these amount were received subsequently. Upon the completion of this sale, the Group’s equity interest in Agria Asia Investments became 80.81%.

In March 2011, Wuwei Ganxin Seeds Co., Ltd. increased its registered capital from RMB20 million to RMB30 million pursuant to new regulations. Accordingly, the Company increased its investment in Ganxin by RMB4.9 million (US$0.7 million) to maintain the Company’s 49% equity interest.

In March 2011, Beiao established a new subsidiary, named Shanxi Jufeng Seeds Co., Ltd., in Shanxi province, PRC. The initial investment is RMB1.11 million. This new company began operations in a seeds business in Shanxi, PRC.

As of June 30, 2011, the Company’s subsidiaries consisted of the following entities:

Name	Place of incorporation

Agria China	PRC
Agria Group Ltd	BVI
China Victory	Hong Kong
Agria Brother	PRC
Agria Biotech Overseas Ltd (“Agria Overseas”)	Hong Kong
Southrich Limited (“Agria Asia Investment Ltd.”)	BVI

Agria (Singapore) Pte. Ltd (“Agria Singapore”)	BVI

Agria Corporation (New Zealand) Ltd (“Agria New Zealand”)	New Zealand
PGG Wrightson Limited (“PGW”)	New Zealand
Agriculture New Zealand Limited	New Zealand
Agri-Feeds Limited	New Zealand
AgriTech South America Limited (formerly PGG Wrightson Investments Limited)	New Zealand
Grasslands Innovation Limited	New Zealand
PGG Wrightson Consortia Research Limited	New Zealand
PGG Wrightson Employee Benefits Plan Trustee Limited	New Zealand
PGG Wrightson Finance Limited	New Zealand
PGG Wrightson Real Estate Limited	New Zealand
PGG Wrightson Seeds Limited	New Zealand
PGG Wrightson Trustee Limited	New Zealand
PGW Corporate Trustee Limited	New Zealand
Wool Partners International Limited (Renamed PGG Wrightson Wool 1 July 2011)	New Zealand
PGG Wrightson Funds Management Limited	New Zealand
Agricom Limited	New Zealand
PGG Wrightson Genomics Limited	New Zealand
Wrightson Seeds Limited	New Zealand
PGG Seeds Australia Pty Limited	Australia
PGG Wrightson Real Estate Australia Pty Limited	Australia
PGG Wrightson Seeds (Australia) Pty Limited	Australia
AusWest Seeds Pty Limited	Australia

Stephen Pasture Seeds Pty Limited	Australia
Juzay S.A.	Uruguay
Wrightson Pas S.A. Limited	Uruguay
PGG Wrightson Uruguay Limited	Uruguay
Hunker S.A. (t/a Rural Centre)	Uruguay
Lanelle S.A. (t/a Riegoriental)	Uruguay
Afinlux S.A. (t/a Romualdo Rodriguez)	Uruguay
Idogal S.A. (t/a Veterinaria Lasplaces)	Uruguay
Agrosan S.A.	Uruguay
Alfalfares S.R.L.	Argentina
NZ Ruralco Participacoes Ltda	Brazil

As of June 30, 2011, the Company consolidates the following VIEs and their consolidated subsidiaries which comprised substantially all of the Group’s operations:

Name	Place of incorporation

Guanli	PRC
Agria NKY Seeds Co., Ltd. (Formerly NKY Seeds International Co., Ltd.)*	PRC
Agria Asia International Ltd (“Agria Asia”) *	Hong Kong
Agria Agricultural	PRC
Zhongyuan	PRC
Agria Hong Kong Ltd (“Agria Hong Kong”) **	Hong Kong
Tianjin Beiao Seed Technology Development Co Ltd	PRC
Wuwei NKY Seeds Co., Ltd.	PRC
Shanxi Jufeng Seeds Co Ltd	PRC

*                      Agria Asia and NKY are 100% owned by Guanli

**               Agria Hong Kong is 100% owned by Zhongyuan

The carrying amount of the total assets and total liabilities of VIEs as of June 30, 2011 were RMB227.8 million (US$ 35.2 million), and RMB 60.9 million (US$ 9.4 million) respectively. There was no pledge or collateralization of the VIEs’ assets. Creditors of the VIEs have no recourse to the general credit of the Company, which is the primary beneficiary of the VIEs. The amount of the net assets of VIEs as of June 30, 2011 was RMB 167 million (US$ 25.8 million). In addition, the Group has not provided any financial or other support that it was not previously contractually required to provide during the period presented to VIEs.

Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2011
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2.                  Summary of Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which the Company is the primary beneficiary. All significant intercompany transactions and balances between the Company, its subsidiaries and its VIEs are eliminated upon consolidation.

Foreign Currency

The functional currency of the Company, Aero-Biotech, China Victory, Agria Hong Kong, Agria Asia, Agria Overseas, Agria Asia Investment and Agria Singapore is the United States dollar. The functional currency of Agria New Zealand and PGW is New Zealand dollar. The functional currency of Agria China, Agria Brother and VIEs is RMB as determined based on the criteria of ASC 830-10, “Foreign Currency Matters: Overall”. The reporting currency of the Company is RMB.  Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the balance sheet date exchange rate.  Exchange gains and losses are included in foreign exchange gains and losses in the consolidated statements of operations.

On consolidation, the financial statements of the Group that use the United States dollar and New Zealand dollar as their functional currency are translated into RMB at the exchange rate in effect at the balance sheet date for assets and liabilities, and at the average exchange rate during the year for income and expense items except for individually significant transactions whereby the exchange rates on the date the transactions are recognized are used.  Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders’ equity.

Convenience Translation

Translations of amounts from RMB into United States dollars for the convenience of the reader were calculated at the noon buying rate of US$1.00 to RMB 6.4635 on June 30, 2011 in the city of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York.  No representation is made that the RMB amounts could have been, or could be, converted into United States dollars at such rate.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from these estimates. Significant estimates and assumptions reflected in the Group’s consolidated financial statements include, but are not limited to revenue recognition, allowance for doubtful accounts, inventory write downs, impairment assessment and useful lives determination of property plant and equipment, valuation of intangible assets, goodwill and other long-lived assets, recognition of deferred income taxes, impairment assessments of investments and consolidation of VIEs.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and bank deposits with original maturities of three months or less which are unrestricted as to withdrawal and use.

Accounts Receivable

An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable based on an assessment of specific evidence indicating troubled collection, historical experience, account balance aging and prevailing economic conditions. An accounts receivable balance is written off after all collection efforts have ceased.

Inventories

Inventories are stated at the lower of cost or market value. Cost is determined by the weighted average method. Raw materials and supplies consist of feed ingredients, packaging materials and operating supplies, while work-in-progress and finished goods include direct materials, direct labor and the allocation of manufacturing overhead costs.

Property, Plant and Equipment

Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Buildings and improvements	5-40 years
Plant and machinery	5-10 years
Furniture and office equipment	5 years
Motor vehicles	5-6 years

Repair and maintenance costs are charged to expense when incurred, whereas the cost of renewals and betterments that extend the useful life of fixed assets are capitalized as additions to the related assets.  Retirement, sale and disposals of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of operations.

All facilities purchased or constructed which require a period of time before completion are accounted for as construction-in-progress. Construction-in-progress is recorded at acquisition cost, including cost of facilities, installation costs and interest costs. Capitalization of interest costs ceases when the asset is substantially complete and ready for its intended use. No interest was capitalized for the period ended June 30, 2011.

Intangible Assets

Land use rights

Prepaid land use rights are recorded at the amount paid less accumulated amortization. Amortization is provided on a straight-line basis over the term of the agreement ranging from 10 to 46 years.

Acquired technologies

Acquired technologies, which consist primarily of purchased technology know-how related to the production of corn seeds and breeder sheep, are stated at cost less accumulated amortization. Amortization is calculated on a straight-line basis over the estimated useful lives of 3 to 15 years.

Software

Software consists of computer software purchased from third-party developers for internal use with an estimated useful life of 3 to 10 years.

Investments

Investments in privately held entities, which are not readily marketable or have quoted market prices, are recorded at cost.  Distributions received, other than for return of capital, are recorded as other income in the consolidated statements of operations.  The Company assesses its investments for other than temporary impairments when indicators of impairment arise, including adverse changes to financial condition and the market environment of the investees.

Through April 2011, in accordance with ASC 825-10 “Financial Instruments — overall” the Company elected to account for its PGW equity investee in which the Company exercises significant influence using fair value as determined by the investee’s quoted market price (Note 3, 23).  Accordingly, the investment was reflected on the balance sheet at its fair value, with changes in fair value between reporting periods reflected in the consolidated statements of operations.  As described in Note 4, in April 2011, the Company acquired a controlling interest in PGW.  The Company accounts for its other equity investees under the equity method of accounting.  Accordingly, the investments are reflected at original cost and adjusted for the Company’s share of earnings or losses of the investees.  There are no significant differences between the carrying amounts and the underlying equity in the net assets of the investees.

Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of net tangible and identifiable intangible assets acquired. In April 2011, the Company acquired a controlling interest in PGW, resulting in additional goodwill (Note 4). In accordance with the provisions of ASC 350-20, Intangibles, Goodwill and Other goodwill amounts are not amortized, but rather are tested for impairment at least annually or more frequently if there are indicators of impairment present.  If the carrying value of the reporting unit to which goodwill is allocated is less than the reporting unit’s fair value, goodwill is considered to be impaired.  A reporting unit’s fair value is determined based on its expected cash flows.  The amount of goodwill impairment loss is measured as the excess of the carrying value of goodwill over its implied fair value.  Subsequent reversal of goodwill impairment loss is prohibited.  Goodwill has been assigned to NKY, a component of the Company’s corn seeds operating segment, and Beiao, a component of the Company’s vegetable seeds operating segment, for purposes of impairment testing and PGW, a newly acquired company engaged in rural services in New Zealand.

Revenue Recognition

The Group’s primary business activity is to produce and sell seeds. The Company records revenue when the criteria of ASC 605-10 “Revenue Recognition: Overall” are met. These criteria include all of the following: persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and collectability is reasonably assured.

More specifically, the Group’s sales arrangements are evidenced by individual sales agreements for each transaction. The customer takes title and assumes the risks and rewards of ownership of the products upon delivery of products which generally occurs at shipping point. Other than warranty obligations, the Company does not have any substantive performance obligations to deliver additional products or services to the customers. The product sales price stated in the sales contract is final and not subject to adjustment. The Company generally does not accept sales returns and does not provide customers with price protection. The Company assesses a customer’s creditworthiness before accepting sales orders. Based on the above, the Company records revenue related to product sales upon delivery of the product to the customers.

The revenue on work-in-progress of irrigation contracts is recognised when it can be estimated reliably. The percentage of completion method is used to determine the appropriate amount to recognise in each year. The full amount of any anticipated loss, including that relating to work on the contract, is recognised as soon as it is foreseen.

Cost of Revenue

Cost of revenue includes direct and indirect production costs, as well as transportation and handling costs for products sold.

Research and Development Costs

Research and development costs are expensed as incurred.

Income Taxes

Deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

Accounting for Uncertain Income Tax Positions

The Company has elected to classify interest due on any underpayment of income taxes and penalties in interest expense and penalties, if and when required, within general and administrative expenses.

Share-based Compensation

Stock awards granted to employees and non-employee are accounted for under ASC 718-10, “Compensation-Stock Compensation: Overall”, and ASC 505-50, “Equity: Equity-based Payments to Non-Employees”, respectively.

In accordance with ASC 718-10, all grants of equity awards to employees are recognized in the financial statements based on their grant date fair values. The Company elected to recognize compensation cost for equity awards with only service conditions on a straight-line basis over the requisite service period for the entire award with the limitation that the amount of compensation cost recognized at any date must at least equal the portion of the grant-date value of the award that is vested at that date.

ASC 718-10 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent period if actual forfeitures differ from initial estimates. Share-based compensation expense was recorded net of estimated forfeitures such that expense is recorded only for those share-based awards that are expected to vest.

Where the terms of an equity-settled award are modified, the minimum expense recognized is the expense as if the terms had not been modified. An additional expense is recognised for any modification, which increases the total fair value of the share-based payment arrangement, or is otherwise beneficial to the employee as measured at the date of modification.

Where an equity-settled award is cancelled and is not accompanied by a concurrent grant of a replacement award or other valuable consideration, it shall be accounted for as a repurchase for no consideration. Accordingly, any previously unrecognized compensation cost shall be charged to expense at the cancellation date.

Share-based compensation and other benefit plans for PGW were not significant to the June 30, 2011 operating results and financial position.

Comprehensive Income (loss)

Comprehensive income (loss) is defined as the change in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners.

Leases

Leases are classified at inception date as either a capital lease or an operating lease. A lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed over the lease term.

Earnings (loss) Per Share

Basic earnings (loss) per ordinary share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary shares issuable upon the conversion of the redeemable, convertible preferred shares are included in the computation of diluted income per ordinary share on an “if-converted” basis, when the impact is dilutive. The dilutive effect of outstanding share options is reflected in the diluted earnings per share by application of the treasury stock method.

Impairment of Long-lived Assets

The Company evaluates its long-lived assets or asset group, including finite-lived intangibles, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be recoverable. When these events occur, the Company evaluates the impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group will recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value based on discounted cash flows.

Fair Value of Financial Instruments

The carrying amounts of accounts receivable, accounts and notes payable, other liabilities, short-term bank borrowings and amounts due to/from related parties approximate their fair value due to the short-term maturity of these instruments.

The long-term bank borrowings approximate their fair value, as their interest rates approximate market interest rates.

Segment Reporting

In 2009 through June 2010, the Company operated in corn seed, sheep products and seedlings segments. In July 2010, the Company disposed of its sheep products and seedlings business segments. From December 30, 2010 to April 30, 2011, the Company operated and managed its business only in the China seeds business segment. Beginning with the acquisition of PGW at end of April 2011, the Company now operates in China seeds, International seeds and Agriservices segments (Note 22).  The accounting policies used in its segment reporting are the same as those used in the preparation of its consolidated financial statements. In 2009 and 2010, the Company generated substantially all of its revenues from customers in the PRC. Beginning in May 2011, with the acquisition of PGW, the Company generated revenues from customers in the PRC, New Zealand, Australia, South America and United Kingdom. Geographical information is presented in note 22.

Recent Accounting Pronouncements

In September 2011, the Financial Accounting Standard Board (“FASB”) issued authoritative guidance to allow entities to use a qualitative approach to test goodwill for impairment. This authoritative guidance permits an entity to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If it is concluded that this is the case, it is necessary to perform the two-step goodwill impairment test. Otherwise, the two-step goodwill impairment test is not required. This guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 and earlier adoption is permitted.

In June 2011, the FASB issued authoritative guidance on the presentation of comprehensive income to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This authoritative guidance eliminates the option to present the components of other comprehensive income as part of the statement of equity.

In May 2011, the FASB issued Accounting Standards Update (ASU) No. 2011-04, Amendments to Fair Value Measurement and Disclosure Requirements. Accounting Standards Update (ASU) No. 2011-04 amends FASB Codification Topic 820 on fair value measurements and disclosures to (1) clarify the board’s intent in respect of existing measurement guidance, (2) revise certain measurement guidance that changes or modifies a principle, and (3) add disclosure requirements concerning the measurement uncertainty of level 3 measurements. For public entities, the amendments to FASB ASC 820 made by ASU No. 2011-04 are effective for interim and annual periods beginning after December 15, 2011, with early application not permitted.

In January 2011, the FASB issued Accounting Standards Update (ASU) No. 2010-29, “Pro Forma Information for a Business Combination Occurring in the Current Period”. The update clarifies that pro forma revenue and earnings for a business combination occurring in the current year should be presented as though the business combination occurred as of the beginning of the year or, if comparative statements are presented, as though the business combination took place as of the beginning of the comparative year. The new and amended disclosures should be applied prospectively to business combinations consummated on or after the start of the first annual reporting period beginning on or after December 15, 2010, with earlier application permitted.

In December 2010, the FASB amended its existing guidance for goodwill and other intangible assets. This authoritative guidance modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if there are qualitative factors indicating that it is more likely than not that a goodwill impairment exists. The qualitative factors are consistent with the existing guidance which requires goodwill of a reporting unit to be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount.

In December 2010, the FASB issued authoritative guidance on business combinations. This authoritative guidance requires a public entity that presents comparative financial statements to disclose the revenue and earnings of the combined entity as though the business combinations that occurred during the current year had occurred as of the beginning of the prior annual reporting period. In addition, this authoritative guidance expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. This authoritative guidance is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010.

Concentration of Risks

Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable. As of June 30, 2011, substantially all of the Company’s cash and cash equivalents were deposited in several financial institutions. Accounts receivable are typically unsecured and are derived from revenue earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Company performs on its customers and ongoing monitoring process on outstanding balances.

Current vulnerability due to certain other concentrations

The Group operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC’s political, economic and social conditions.  There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

Except for PGW, substantially all of the Company’s other businesses are transacted in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China. However, the unification of the exchange rates does not imply the convertibility of RMB into United States dollars or other foreign currencies.  All foreign exchange transactions continue to take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts. In June 2010, the PRC government indicated that it would make the foreign exchange rate of the RMB more flexible. It is difficult to predict the effect of this change to the foreign exchange rate of the RMB in the future.

Investment in PGW	6 Months Ended
Jun. 30, 2011
Investment in PGW
Investment in PGW

3.                  Investment in PGW

On October 16, 2009, the Company and PGW entered into an agreement to jointly work to create value for both companies through the advancement of agricultural technology and the development of new markets.

In October 2009, the Company invested in PGW through the placement of 41.1 million newly- issued shares representing 11.52% of PGW’s share capital, at NZD$0.88 per share, at a value of NZ$36.2 million (US$25.3 million).

In November 2009, together with all existing shareholders of PGW (on a pro rata basis), the Company subscribed for an additional 46.2 million shares at an aggregate price of NZ$20.8 million (US$14.6 million) without changes in the percentage of shareholding before and after the subscription.

On December 23, 2009, one of the existing shareholders of PGW sold the Group 56.8 million of PGW’s share rights at NZ$0.025 per share right. The Company exercised these rights and subscribed for 56.8 million shares at an aggregate consideration of NZ$27.0 million (US$18.9 million). Upon the completion of the acquisition, the Group held an equity interest of 19.01% in PGW which enable it to have 2 directors on PGW’s board.  Accordingly, the Group determined that its representation on the board of directors of this investee enables it to apply significant influence over PGW.

Through the date of the April 2011 PGW acquisition (Note 4), the Company elected to apply the fair value option for its equity investment in PGW, which otherwise would be accounted for using equity method accounting, because it believes a readily determinable fair value based on the investee’s quoted market price provides investors with the most relevant and reliable information in assessing its value.  The Group recognized the increase in fair value, which amounted to RMB55,542,000  (US$8,593,000), between December 31, 2010 and April 30, 2011 in the consolidated statements of operations.

Under the agreement signed between the Company and PGW in November 2009, PGW agreed to issue Convertible Redeemable Notes (“CRNs”) having an aggregate principal amount of US$25 million to the Group with the proceeds being invested as new capital into PGG Wrightson Finance, to enhance regulatory capital and provide greater liquidity and capacity for growth in that business.  As a result, PGW issued the CRNs to Agria Asia on January 15, 2010.

The key features of the convertible redeemable notes are as follows:

Term

The convertible redeemable notes have a perpetual term.

Interest

Interest payable under the convertible redeemable notes is:

·              For the period from January 15, 2010 to December 31, 2011, 8.0% per annum on the principal amount of the notes;

·              For the period from January 1, 2012 to December 31, 2013, the two-year swap rate quoted by Reuters  on December 31, 2011 plus a margin of 5.5%; and

·              For subsequent two-year periods commencing on January 1, 2014, January 1, 2016 and thereafter, the two-year swap rate quoted by Reuters at the start of the relevant two-year period plus a margin of 6.5%.

PGG Wrightson can suspend the interest payments at its sole discretion. Suspended interest accumulates and any suspended interest is payable on any subsequent interest payment date at the sole discretion of PGG Wrightson.  At any time when there is suspended interest, PGG Wrightson may not declare or pay any dividend or make a distribution on its ordinary shares. Once payment of interest on the notes is resumed, PGG Wrightson may not declare or pay any dividend or make a distribution on its ordinary shares for a period of 12 months commencing on the date on which the payment of interest is resumed, unless all suspended and unpaid interest is paid.

Conversion and Redemption

Unless otherwise agreed by PGG Wrightson and the Company, PGG Wrightson may elect at its sole discretion to convert or redeem the notes at any time following 18 months after January 15, 2010.

In the event that PGG Wrightson elects to convert the notes into its ordinary shares, each note will be converted into 2.1 ordinary shares of PGG Wrightson, subject to PGG Wrightson’s shareholder approval.

In the event that PGG Wrightson elects to redeem the notes, the Company may choose whether the notes will be redeemed in cash or exchanged into ordinary shares of PGG Wrightson Finance, a wholly owned subsidiary of PGG Wrightson, which exchange is subject to PGG Wrightson’s shareholder approval.

If the notes are redeemed in cash, PGG Wrightson will pay the Company  102% of the principal amount of the notes if the redemption takes place on or before December 31, 2011, or 104%, with each subsequent two-year period cash redemption amount accreting at an additional 2%, if the redemption takes place during the two-year period after December 31, 2011.

If the notes are exchanged into ordinary shares of PGG Wrightson Finance, the exchange ratio at which each note is exchanged into PGG Wrightson Finance ordinary shares will be the greater of (1) 1/(net tangible assets per PGG Wrightson Finance share on December 31, 2009), and (2) 1/(net tangible assets per PGG Wrightson Finance share at the last day of the month immediately prior to the time of exchange), provided that the exchange ratio shall be between 30% to 50%, depending upon the performance of PGG Wrightson Finance. In addition to the exchange, PGG Wrightson will also pay Agria 2% of the principal amount of the notes to be redeemed if the redemption occurs on or before December 31, 2011, or 4%, with each subsequent two-year exchange period redemption payment accreting at an additional 2%, if the redemption occurs between January 1, 2012 and on or before December 31, 2013.

In the event that shareholder approval, or any other regulatory or other approval or consent required by either PGG Wrightson or the Company in order to effect the exchange of PGG Wrightson Finance ordinary shares, cannot be obtained, the Company will have the option to have PGG Wrightson redeem the notes in cash at the abovementioned cash redemption amount, or have PGG Wrightson pay the Company in cash the cash equivalent value of the ordinary shares of PGG Wrightson Finance sought to be transferred to the Company under the exchange arrangement.

In April 2011, the Company acquired a controlling interest in PGW. Therefore, from the date of acquisition, the convertible redeemable notes have been eliminated on consolidation.

Business Acquisitions	6 Months Ended
Jun. 30, 2011
Business Acquisitions
Business Acquisitions

4.                  Business Acquisitions

Acquisition of controlling interest in PGW in April 2011:

In April 2011, Agria Singapore purchased an additional 234,963,938 shares of PGG Wrightson (PGW) at the offer price of NZ$0.60 (US$0.46) per share to bring its total shareholding in PGG Wrightston from 19.01% to 50.01%. The acquisition has been accounted for as a business acquisition in accordance with ASC 805, “Business Combinations”. The results of PGG Wrightson’s operations have been included in the consolidated financial statements since its acquisition date. We previously accounted for our 19.01% interest in PGW as an equity method investment.

The aggregate purchase consideration is comprised of the following:

	(RMB’000)	(US$’000)
	(Unaudited)	(Unaudited)
Cash consideration transferred	734,356	113,616
Fair value of the Noncontrolling Interest	967,152	149,633
Fair value of previously held equity interest	450,385	69,681
Total consideration	2,151,893	332,930

As the result of obtaining control over PGW, our previously held 19.01% interest was remeasured to fair value at acquisition date, resulting in a gain of RMB55.5 million (US$8.6 million). This has been recognized in unrealized gain from investment in the consolidated statements of operations.

The following table summarizes the fair values of the assets acquired and liabilities assumed as at the date of acquisition. This table represents the initial accounting for the acquisition. These provisional amounts may be adjusted in the measurement period (that will not exceed one year from the acquisition).

	As at April 30, 2011
	(RMB’000)	(US$’000)
	(Unaudited)	(Unaudited)
Cash	38,817	6,006
Accounts receivable	1,421,690	219,957
Inventory	1,292,895	200,030
Other current assets	167,311	25,886
Property and equipment	468,266	72,448
Investment in equity accounted associates & other investment	73,673	11,398
Other non-current assets	75,308	11,651
Goodwill	828,793	128,227
Accounts payable	(850,887)	(131,645)
Short-term borrowings	(337,983)	(52,291)
Other current liabilities	(450,285)	(69,667)
Long-term borrowings	(754,836)	(116,784)
Other long-term liabilities	(154,367)	(23,883)
Net assets held for sale	481,206	74,450
Deferred tax assets	61,287	9,482
Income tax payable	(23,571)	(3,647)
Noncontrolling interest	(10,259)	(1,587)
Convertible Redeemable Note and accrued interest	(175,165)	(27,101)
Purchase consideration	2,151,893	332,930

The goodwill recognized represents expected synergies and incremental growth that we anticipate accruing both in PGW and across the rest of the Group. We expect this to be achieved by the Group management providing PGW with expertise on capitalizing on opportunities in the China market and by PGW providing the rest of the Group with expertise on leading international agriculture practices and techniques.

Pro forma (unaudited)

The following summarized unaudited pro forma results of operations, which are inclusive of Continuing and Discontinued Operations, for the year ended December 31, 2010 and the 6 month ended June 30, 2010, have been prepared assuming that the acquisition of PGW had occurred on January 1, 2009. These pro forma results have been prepared for comparative purposes only based on management’s best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of January 1, 2010.

	For the year
	Ended December 31, 2010	For 6 months Ended June 30, 2011	For 6 months Ended June 30, 2011
	(Unaudited)	(Unaudited)	(Unaudited)
	RMB’000	RMB’000	USD’000

Pro forma revenues	6,256,583	3,551,666	549,496
Pro forma net loss	(57,110)	(94,701)	(14,652)
Pro forma net loss per ordinary share-basic & diluted	(0.46)	(0.80)	(0.12)

Investments Under Equity Method	6 Months Ended
Jun. 30, 2011
Investments Under Equity Method
Investments Under Equity Method

5.                  Investments Under Equity Method

Details of the Group’s equity method investees at June 30, 2011 are as follows:

Name of investee	Proportion of ownership interest	June 30, 2011 (Unaudited) (RMB’000)	June 30, 2011 (Unaudited) (US$’000)

Wuwei Ganxin Seeds Co., Ltd.	49.0%	53,679	8,305
Beijing Zhongnong Seed Industry Co., Ltd.	18.9%	6,720	1,040
Other, owned by PGW		901	139

		61,300	9,484

Disposition and Discontinued Operations	6 Months Ended
Jun. 30, 2011
Disposition and Discontinued Operations
Disposition and Discontinued Operations

6.                  Disposition and Discontinued Operations

At the time of the acquisition of PGW, PGW was in the process of selling PGG Wrightson Finance Limited (PWF), its financing operations. Therefore, this business operation was recorded as “held for sale” at the date of PGW acquisition.

In June 2011, PGW entered into a conditional share sale agreement with Heartland New Zealand Limited to sell its finance subsidiary PGG Wrightson Finance Limited (PWF) to Heartland’s wholly-owned subsidiary Heartland Building Society (Heartland). The purchase price is to be an amount equal to the adjusted net tangible assets of PWF as at the completion date of the transaction, being August 31, 2011.

Loss attributable to the discontinued operation was as follows:

Results of discontinued operations	From April 30, 2011 (acquisition date) to June 30, 2011 (Unaudited)
	(RMB’000)	(US$’000)
Revenue from discontinued operations	30,676	4,746
Pretax loss	(135)	(21)
Loss from discontinued operations	(2,852)	(441)

Assets held for sale

Assets of PWF specified in the share sale agreement, have been classified as held for sale. Certain loans with a carrying value of approximately RMB 322.7 million (US$49.9 million) are excluded from the sale and are to be transferred to a wholly owned PGW special purpose vehicle, which will be utilized to realize or refinance these facilities over the short to medium term. Accordingly, PGW has also classified these assets as held for sale. PGW currently has three properties classed as held for sale. The properties are on the market and are held at market value (approximately RMB3.2 million (US$0.5 million)).

The assets and liabilities classified as held for sale as of June 30, 2011 are comprised of the following:

	June 30 2011 (Unaudited)	June 30 2011 (Unaudited)
	(RMB’000)	(US$’000)
Assets held for sale
Cash and cash equivalents	383,330	59,307
Property, plant and equipment	3,249	503
Intangibles	1,499	232
Finance and other receivables	2,322,160	359,272
	2,710,238	419,314
Liabilities classified as held for sale
Finance and other payables	(2,233,054)	(345,488)
	(2,233,054)	(345,488)

Accounts Receivable	6 Months Ended
Jun. 30, 2011
Accounts Receivable
Accounts Receivable

7.                  Accounts Receivable

Accounts receivable consist of the following:

	June 30 (Unaudited)	June 30 (Unaudited)
	(RMB’000)	(US$’000)

Accounts receivable	1,169,711	180,972
Less: Allowance for doubtful accounts	(46,901)	(7,256)

	1,122,810	173,716

	2011 (Unaudited)	2011 (Unaudited)
	(RMB’000)	(US$’000)

Movements in allowance for doubtful accounts:
Balance at the beginning of the period	(139)	(22)
Increase from acquisition of PGW	(46,407)	(7,180)
Provision for doubtful collection	(355)	(55)

Balance at the end of the period	(46,901)	(7,257)

Inventories	6 Months Ended
Jun. 30, 2011
Inventories
Inventories

8.                  Inventories

Inventories consist of the following:

	June 30, 2011 (Unaudited)	June 30, 2011 (Unaudited)
	(RMB’000)	(US$’000)

Raw materials and supplies	4,467	691
Work in progress	63,354	9,802
Merchandise / Finished goods	1,393,476	215,592
Less: Allowance for inventory write down	(36,829)	(5,699)
	1,424,468	220,386

Prepayments and Other Current Assets	6 Months Ended
Jun. 30, 2011
Prepayments and Other Current Assets
Prepayments and Other Current Assets

9.                  Prepayments and Other Current Assets

Prepayments and other current assets consist of the following:

	June 30, 2011 (Unaudited)	June 30, 2011 (Unaudited)
	(RMB’000)	(US$’000)
Non-current assets
Non-current Prepayments (1)	40,158	6,213

Current assets
Prepayments (4)	32,920	5,093
Advances to suppliers (2)	3,808	589
Other receivable (3)	95,917	14,840
Less: Allowance for doubtful accounts	(60)	(9)

	132,585	20,513

(1)             As of June 30, 2011, the Company had prepaid RMB 40 million for leasing one parcel of land for an extended lease term from December 31, 2028 (expiration of its land use right) to December 31, 2038.

(2)             This amount represents interest-free payments to suppliers associated with contracts the Group enters into for the future scheduled delivery of corn seeds. The risk of loss arising from non-performance by or bankruptcy of the suppliers is assessed prior to placing the advance. To date, the Group has not experienced any loss on advances to suppliers.

(3)             The amount as of June 30, 2011 primarily consists of a RMB7.1 million (US$1.1 million) receivable from the Group’s ADS depositary as reimbursement for legal fees and administrative expenses (total of US2.2 million was recorded in other income in 2010), RMB80 million addition from PGW accounts since acquisition and RMB3 million (US$0.5 million) interest receivable on RMB time deposit account.

(4)             The amount consists of RMB15.9 million (US$2.46 million) of prepaid of debt financing costs which will be amortized over the term of the debt period, and RMB16.2 million (US$2.51 million) addition from PGW accounts due to the acquisition.

Property, Plant and Equipment, Net	6 Months Ended
Jun. 30, 2011
Property, Plant and Equipment, Net
Property, Plant and Equipment, Net

10.           Property, Plant and Equipment, Net

Property, plant and equipment consist of the following:

	June 30, 2011 (Unaudited)	June 30, 2011 (Unaudited)
	(RMB’000)	(US$’000)

Land	85,627	13,248
Buildings and improvements	157,348	24,344
Plant and machinery	327,140	50,613
Furniture and office equipment	96,160	14,877
Motor vehicles	39,909	6,175
Construction in progress	16,008	2,477
	722,192	111,734
Less: Accumulated depreciation	(211,539)	(32,728)

	510,653	79,006

Depreciation expense was RMB4,442,275  (US$687,286) for the six months ended June 30, 2011.

Intangible Assets, Net	6 Months Ended
Jun. 30, 2011
Intangible Assets, Net
Intangible Assets, Net

11.           Intangible Assets, Net

Intangible assets as of June 30, 2011 consist of the following:

	Gross Carrying Value (Unaudited)	Accumulated Amortization (Unaudited)	Net Carrying Value (Unaudited)	Net Carrying Value (Unaudited)
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Land use rights	395,637	(53,487)	342,150	52,936
Acquired technologies	101,612	(50,364)	51,248	7,929
Software	8,353	(3,286)	5,067	784
Balance, end of year	505,602	(107,137)	398,465	61,648

Amortization expense for the 6 months ended June 30, 2011, was RMB14,122,321 (US$2,184,934).

The land use rights have an amortization period of 20 years and the acquired technologies have amortization periods of between 3 to 15 years.

Expected amortization expense on these intangible assets for each of the next five years and thereafter is as follows:

Year ending June 30	(RMB’000) (Unaudited)	(US$’000) (Unaudited)

2012	30,318	4,691
2013	30,298	4,688
2014	30,272	4,684
2015	23,880	3,695
2016	17,255	2,670
Thereafter	266,442	41,223
	398,465	61,651

Bank Borrowings	6 Months Ended
Jun. 30, 2011
Bank Borrowings
Bank Borrowings

12.           Bank Borrowings

	June 30, 2011 (Unaudited)	June 30, 2011 (Unaudited)
	(RMB’000)	(US$’000)

Short-term	485,885	75,174
Long-term	1,228,993	190,144

As of June 30, 2011, short-term and long-term bank borrowing facilities included:

·                  A term debt facility denominated in New Zealand dollars of NZ$124.5 million (RMB666.4 million, $103.1 million) that matures on August 31, 2012 provided by a syndicate of three banks.

·                  A working capital facility denominated in New Zealand dollars of NZ$75.0 million (RMB401.4 million, $62.1 million) that matures on February 29, 2012 provided by a syndicate of three banks. As of June 30, 2011, this facility had an outstanding balance of NZ$11.0 million (RMB58.9 million, $9.1 million) and available balance of NZ$64.0 million (RMB342.6 million, $53.0 million).

·                  Overdraft and guarantee facilities denominated in New Zealand dollars of NZ$40.0 million (RMB214.1 million, $33.1 million) that is provided by a syndicate of three banks.

·                  Banking and overdraft facilities denominated in New Zealand dollars of NZ$25.0 million (RMB133.8 million, $20.7 million) relating to Wool Partners International Limited (WPI), a subsidiary of the Group. As at June 30, 2011 and during the period ending June 30, 2011 WPI was not in compliance with banking covenants imposed by the lending bank. Subsequent to June 30, 2011 we have agreed new facilities with the lending bank for this subsidiary effective from September 28, 2011.  The facilities are subject to separate reporting covenants with the first reporting period being December 31, 2011.

·                  Acquisition debt denominated in New Zealand dollars totaling NZ$63 million (RMB337.2 million, $52.2 million) that matures on October 31, 2012 with a mandatory repayment of NZ$27 million (RMB144.5 million, $22.4 million) on April 30, 2012 provided by a bank and Livestock Improvement Company.

·                  Loan facilities denominated in RMB of RMB62.0 million ($9.6 million) that matures on April 7, 2012 provided by one bank.

·                  Loan facilities denominated in US Dollars of RMB369.7 million (US$57.2 million) that mature between January 23, 2013 and April 19, 2013 provided by two banks.

Other than the working capital facility denominated in New Zealand dollars, the short-term and long-term bank borrowing facilities detailed above were fully drawn at June 30, 2011.

Several of the borrowing facilities require the Company to maintain certain operating covenants. Except for the WPI facility, the Company was in compliance with covenants at June 30, 2011.

The long-term bank borrowings RMB1,228,993 (US$190,144) are due during the year ending June 30, 2013.

Accrued Expenses and Other Liabilities	6 Months Ended
Jun. 30, 2011
Accrued Expenses and Other Liabilities
Accrued Expenses and Other Liabilities

13.           Accrued Expenses and Other Liabilities

The components of accrued expenses and other liabilities are as follows:

	June 30, 2011 (Unaudited)	June 30, 2011 (Unaudited)
	(RMB’000)	(US$’000)

Salary, welfare, education and union fund	74,321	11,499
Advances from customers(i)	50,662	7,838
Business tax and other taxes	1,647	255
Unrecognized tax benefit and related interest and penalties (Note 16)	7,519	1,163
Accrued expenses	359,674	55,647
Other	91	14
	493,914	76,416

(i)                  The advances from customers are attributable to cash received for purchasing of corn seeds.

Ordinary Shares	6 Months Ended
Jun. 30, 2011
Ordinary Shares
Ordinary Shares
14. Ordinary Shares Ordinary shares remained unchanged during the period ended June 30, 2011.

Statutory Reserves	6 Months Ended
Jun. 30, 2011
Statutory Reserves
Statutory Reserves

15.           Statutory Reserves

According to the Company Law of the PRC and the Articles of Association of the Group in China, any profit-generating company in China is required each year to transfer 10% of the profit after tax as reported in its PRC statutory financial statements to the statutory common reserve fund, except where the fund has reached 50% of the registered capital of the company. This fund can be used to make up any losses incurred or be converted into paid-in capital, provided that the fund does not fall below 25% of the registered capital. As of June 30, 2011, the balance of statutory reserves is provided from the profit after tax of NKY.

The statutory common reserve fund is not distributable except upon liquidation.

Income Taxes	6 Months Ended
Jun. 30, 2011
Income Taxes
Income Taxes

16.           Income Taxes

Under the laws of the Cayman Islands and BVI, the Company, Agria Group Ltd., Agria Asia Investment and Agria Singapore are not subject to tax on its income or capital gains. In addition, no withholding tax on dividends or other distributions will be payable by an exempted company on its operations.  However, the Company is subject to PRC income tax at the rate of 25% on its taxable income according to the Enterprise Income Tax Law (“the New EIT Law”) (as detailed below).

China Victory, Agria Overseas, Agria Asia and Agria Hong Kong were originally subject to an applicable profits tax rate of 16.5% in Hong Kong. However, these companies mentioned above are also subject to PRC income tax at the rate of 25% on their taxable income according to the NEW EIT Law mentioned above.

Further, also under the New EIT Law, enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC territory are considered PRC resident enterprises and subject to the PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” shall refer to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise.  As of June 30, 2011, no detailed interpretation or guidance has been issued to define “place of effective management”. Furthermore, as of June 30, 2011, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. The Group has analyzed the applicability of this law and will continue to monitor the related development and application.

Agria Agricultural, Guanli, Agria Brother, Zhongyuan, Beiao, are subject to PRC income tax at a statutory rate of 25% on their respective taxable income.

NKY obtained the “High New Technology Business” certificate on December 14, 2009. As a result, it is subject to PRC income tax at a lower rate of 15% on its taxable income for the years for which a valid High New Technology Business certificate is maintained. The certificate will expire 3 years from the date of issue and needs to be re-applied for upon expiration.

New Zealand resident companies are subject to tax on their taxable income at the rate of 30%.  There is no capital gains tax in New Zealand.  However certain gains arising from the disposal of personal property purchased with the intention of resale are taxable.  Certain gains on the sale or transfer of land may be taxable.

Australian resident companies are taxable on their taxable income at the rate of 30%.  Net capital gains derived by Australian resident companies are taxed at the 30% corporate rate.

Uruguayan businesses are taxed on taxable income sourced in Uruguay.  Capital gains derived by Uruguayan companies are taxed at the standard rate of corporate tax.  The corporate tax rate in Uruguay is 25%.  A capital duty at the rate of 1.5% is levied on the net worth of the entity.

Deferred tax liabilities arising from undistributed earnings

The New EIT Law also imposes a 10% withholding income tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside China, which were exempted under the previous income tax law and regulations. A lower withholding tax rate will be applied if there is a tax treaty arrangement between mainland China and the jurisdiction of the foreign holding company. The foreign invested enterprise became subject to the withholding tax starting from January 1, 2008. Given that the undistributed profits of the Group’s operations in China are intended to be retained in China for business development and expansion purposes, no withholding tax accrual has been made.

Income from continuing operations before income taxes consists of:

	2011 (Unaudited)	2011 (Unaudited)
	(RMB’000)	(US$’000)

Income from PRC	8,615	1,333
Loss from New Zealand	(29,818)	(4,613)
Income from South America	30,185	4,670
Income from other region	21,511	3,328
	30,493	4,718

The income from the other region operations consists primarily of gain from remeasure of previously held 19% equity interest in PGW to fair value and operating income from consolidation of 2 months’ result of PGW.

Income taxes applicable to continuing operations consist of:

	2011 (Unaudited)	2011 (Unaudited)
	(RMB’000)	(US$’000)

Current income tax benefit	31,429	4,862
Deferred income tax expense	(30,355)	(4,696)
Net income tax benefit	1,074	166

The reconciliation between income taxes computed by applying the statutory income tax rate of 25% for the 6 months period ended June 30, 2011 applicable to the Group’s income tax expense is:

	2011 (Unaudited)	2011 (Unaudited)
	(RMB’000)	(US$’000)

Income before income tax	30,493	4,718
Income tax computed at the applicable statutory tax rate of 25%	7,623	1,179
Expense not deductable for tax	771	119
Effect of tax exemptions
Effect of tax rate differences	(1,024)	(158)
Effect of tax law changes and recognition of outside basis differences	(7,254)	(1,122)
Changes in valuation allowance	4,539	702
Other	(5,729)	(886)
Income tax benefit reported in the consolidated statements of operations, applicable to continuing operations	(1,074)	(166)

The tax effects of temporary differences that give rise to the deferred tax asset (liability) balances at June 30, 2011 are as follows:

	June 30, 2011 (Unaudited)	June 30, 2011 (Unaudited)
	(RMB’000)	(US$’000)

Property, plant and equipment	(17,241)	(2,667)
Acquired technology and other intangible assets	(9,982)	(1,544)
Allowance for doubtful accounts	(3,393)	(525)
Change in foreign tax rate	20,950	3,241
Net operating loss carry-forward	1,184	183
PGW employee benefit	45,678	7,067
Accruals	4,539	702
Other	7,599	1,176
Deferred tax assets	49,334	7,633
Valuation allowance	(4,539)	(702)
Deferred tax assets, net	44,795	6,930

As of June 30, 2011, the Group had gross deferred tax assets of approximately RMB49,334,000  (US$7,633,000). A valuation allowance on the deferred tax assets of approximately RMB4,539,000 (US$702,000) was recorded as the Group does not believe that sufficient objective positive evidence currently exists to conclude that the recoverability of the total deferred tax asset is more likely than not.

Based on existing PRC tax regulations, the PRC entities remain subject to examination by the tax authorities for fiscal year 2007 through 2011.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits and liabilities, exclusive of related interest and penalties, is as follows:

	2011 (Unaudited)	2011 (Unaudited)
	(RMB’000)	(US$’000)

Balance at beginning and end of the period	3,759	582

The Group’s unrecognized tax benefits are presented in the consolidated balance sheet within accrued expenses and other liabilities.

It is possible that the amount of unrecognized tax benefits will change in the next twelve months. However, an estimate of the range of the possible change cannot be made at this time.

If the unrecognized tax benefits as of June 30, 2011 were realized in a future period, it would result in a tax benefit and a reduction of the Group’s effective tax rate.

During the period ended June 30, 2011, the Group recognized RMB352,751 (US$54,576), in general and administrative expenses for interest, and RMB108,362 (US$16,765) in general and administrative expenses for penalties related to uncertain tax positions. As at June 30, 2011, the Group recognized total interest and potential penalties relating to uncertain tax positions amounting to RMB3,427,050 (US$530,216).

Earnings (Loss) Per Share	6 Months Ended
Jun. 30, 2011
Earnings (Loss) Per Share
Earnings (Loss) Per Share

17.           Earnings (Loss) Per Share

For the period ended June 30, 2011, all of the ordinary shares issuable upon exercising employee share options were not included in the calculation of dilutive earnings (loss) per share because the effect of inclusion would be anti-dilutive. Options over 5,934,200 ordinary shares were exercisable as at June 30, 2011.

Related Party Transactions	6 Months Ended
Jun. 30, 2011
Related Party Transactions
Related Party Transactions

18.           Related Party Transactions

Name of Related Parties	Relationship with the Group

Wuwei Ganxin Seeds Co., Ltd. (Wuwei Ganxin)	A 49% associate
Beijing Zhongnong Seed Industry Co., Ltd. (Beijing Zhongnong)	A 18.9% associate
Ngai Tahu	Shareholder of Agria Asia with equity interest of 7.24%
Michael Thomas	Management of PGW
John McKenzie	Management of PGW
George Gould	Director of PGW
PGW	19% investment before April 30, 2011

(1)              The Group had the following related party transactions during the period ended June 30, 2011:

	Transaction	2011 (Unaudited)	2011 (Unaudited)
		(RMB’000)	(US$’000)

Wuwei Ganxin	Return of corn seeds (*)	38,983	6,031
Wuwei Ganxin	Purchase of corn seeds	3,688	570
Beijing Zhongnong	Intercompany loan	9,610	1,485
Ngai Tahu	Initial payment for subscription for shares in Agria Asia (**)	78,404	12,115
Michael Thomas	Debenture and rural saver deposits	6,965	1,078
John McKenzie	Purchase of retail goods, sale of seed under production contracts	1,564	242
George Gould	Purchase of retail goods	72	11
PGW (***)	Interest on Convertible & Redeemable Note	4,732	732
PGW (***)	Directors fee	274	42

*                     The corn seeds were previously purchased from Wuwei Ganxin in 2010. In January, the Company agreed to return the inventories to Wuwei Ganxin who at the time had greater capacity to sell that category of seeds.

**              Payment in April 2011, for Ngai Tahu’s share subscription in Agria Asia Investmets was made by the Company. Ngai Tahu refunded the amount to the Company on July 6, 2011 following PGW shareholder approval which was granted in June 2011.

***       These are the transactions before acquisition.

****A number of Directors, senior executives or their related parties, hold positions in other entities that result in them having control or significant influence over the financial or operating policies of these entities. A number of these entities transacted with the Group during the reporting period. The terms and conditions of these transactions with key management personnel and their related parties were no more favourable than those available, or which might reasonably be expected to be available, on similar transactions to non-key management personnel related entities on an arm’s length basis.

(2)              The Company had the following related party balances at June 30, 2011:

	June 30, 2011 (Unaudited)	June 30, 2011 (Unaudited)
	(RMB’000)	(US$’000)

Amounts due from related parties:
Ganxin	10,018	1,550
Beijing Zhongnong	9,610	1,487
Ngai Tahu	78,404	12,130
	98,032	15,167

Amounts due to related parties:
Included in current liabilities
Beijing Zhongnong	10,622	1,643
Michael Thomas	8,061	1,247
John McKenzie	46	7
Sir Selwyn Cushing	21,733	3,362
George Gould	41	6
	40,503	6,266

Share-based Awards Plan	6 Months Ended
Jun. 30, 2011
Share-based Awards Plan
Share-based Awards Plan

19.           Share-based Awards Plan

In July 2007, the Company adopted the 2007 Share Incentive Plan (the “Plan”).  The Plan provides for the granting of share options and restricted ordinary shares to employees and consultants of the Company. Options granted under the Plan may be either incentive share options or nonqualified share options.  The Company reserved 15,000,000 ordinary shares for issuance under the Plan. Under the Plan, options granted generally vest 30% after the first year of service, 30% after the second year of service, 20% after the third year of service and 20% after the fourth year of service.  Certain options granted vest 50% after the first year of service and 50% after the second year of service.  Options may be granted for a term not exceeding 10 years from the date of grant. The option award provides for accelerated vesting if there is a change in control (as defined in the Plan).

For certain options granted with a four year graded vesting term as described above, in the event of termination of employment or service for any reason after one year of employment or service, the grantee’s right to vest in the option under the Plan will terminate twelve months after the written notice of termination.  The Group concluded that the termination clause represents a non-substantive vesting term since it allows the grantee to continue to vest options for a twelve month period after termination. For accounting purposes, 60% of these options granted are vested after the first year of service, 20% after the second year of service and 20% after the third year of service.

On July 4, 2007, the Company granted 1,500,000 options with exercise price of US$4.80 per share to two employees.  20% of the options will vest after the first year of service, 20% will vest after two years of service, and for the remaining 60%, 10% will be vested semi-annually over the next three years.  In the event of termination of employment or service for any reason after one year of employment or service, the grantee’s right to vest in the option under the Plan will terminate twelve months after the written notice of termination.  On July 19, 2007, the grant to the two employees was modified such that the options granted were reduced from 1,500,000 to 1,200,000, and the exercise price was reduced from US$4.80 per share to US$2.40 per share.  In addition, the modified options vest 30% after the first year of service, 30% after the second year of service, 20% after the third year of service and 20% after the fourth year of service.  In the event of termination of employment or service for any reason after one year of employment or service, the grantee’s right to vest in the option under the Plan will terminate twelve months after the written notice of termination.  The total incremental compensation cost resulting from the modifications amounting to US$452,500 (RMB3,363,025) and is recognized ratably over the new requisite service period.

During 2008, a significant shareholder of the Company agreed to pay cash totaling US$18 million and ordinary shares constituting 22% of the then issued and outstanding shares of the Company to certain management personnel of P3A as recognition of their contribution to the success of the Company.  In addition, to provide additional incentives and retain the services of certain employees, Zhixin Xue, Guanglin Lai and Zhaohua Qian, all shareholders of the Company agreed to contribute 1.6 million options which are exercisable into 2.2 million ordinary shares of the Group to a new management retention plan.  No consideration was paid by the Company for this contribution of options made by the shareholders.  The fair value of the cash payment and ordinary shares transferred to the P3A management personnel have been recorded as compensation expense of approximately US$107,826,953 (RMB744,943,189) with a corresponding increase to Additional Paid-in Capital.  The return of the options back to the Company for no consideration has been accounted for as a cancellation resulting in an immediate recognition of compensation expense of US$2,743,405 (RMB18,881,760).

During 2008, 600,000 stock options held by an executive of P3A were exchanged for 600,000 ordinary shares for no additional consideration.  The exchange was accounted for as a settlement, wherein the difference between the fair value of the ordinary shares and the stock options, amounting to US$685,145 (RMB4,715,579), was recognized immediately as compensation expense.

The following table summarizes the option activity for the 6 months ended June 30, 2011 (amounts in thousands of U.S. Dollars (“US$”), except for number of shares and exercise price):

Share Option	Number of Shares	Weighted- average Exercise Price		Weighted- average Grant-date Fair Value		Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value (US$’000)
Outstanding, December 31, 2010	13,238,100	1.90		2.38		8.18	94
Vested and expected to vest at December 31, 2010	13,238,100	1.90		2.38		8.18	94
Exercisable at December 31, 2010	6,373,567	US$	2.46	US$	1.08	7.44	31

Outstanding, December 31, 2010	13,238,100	1.90		2.38		8.18	94
Granted
Forfeited	(1,828,500)	1.61		0.54		1.61	—
Expired	(1,387,400)	3.56		1.44		3.56	—
Outstanding, June 30, 2011	10,022,200	1.73		2.03		7.38	—
Vested and expected to vest at June 30, 2011	10,022,200	1.73		2.03		7.38	—
Exercisable at June 30, 2011	5,934,200	2.03		0.87		7.02	—

The aggregate intrinsic value in the table above represents the difference between the Company’s closing stock price on the last trading day at each balance sheet date and the weighted-average exercise price.

As of June 30, 2011, there was RMB6,526,842 (US$1,009,800) unrecognized share-based compensation cost related to share options. That deferred cost is expected to be recognized over a weighted-average vesting period of 1.4 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation related to these awards may differ.

The fair value of each option award was estimated on the date of grant using a binomial option pricing model by the Group’s management, with assistance from an external consultant. The volatility assumption was estimated based on the implied volatilities of comparable public companies due to the limited historical volatility of the Company’s shares. The relevant historical information is limited because the Company became a public company in November 2007. The expected term was estimated based on the resulting output of the binomial option pricing model.

The risk-free interest rate for periods within the contractual term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.  Forfeitures were estimated based on historical experience.  The option awards are not transferable and the grantee has a limited amount of time subsequent to their termination of employment or service to exercise the options.  These post-vesting restrictions are considered in the binomial option pricing model as a suboptimal exercise factor.  The suboptimal exercise factor of 1.5 is based on the external consultant’s research on the early exercise behavior of employees with stock options.

No options were granted for the period ended June 30, 2011.

The total fair value of option awards vested during the period ended June 30, 2011 were RMB3,540,428.47 (USD547,757).

Total compensation cost recognized for the years ended December 31, 2010 and 6 months ended June 30, 2011, is as follows:

	(Unaudited)
	2011	2011
	RMB’000	US$’000

General and administrative expenses	3,709	574
	3,709	574

Employee Defined Contribution Plan	6 Months Ended
Jun. 30, 2011
Employee Defined Contribution Plan
Employee Defined Contribution Plan

20.           Employee Defined Contribution Plan

Chinese labor regulations require companies in the PRC to participate in a government mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees, and to make contributions to the government for these benefits based on a certain percentage of the employees’ salaries. The companies in China are required to make contributions to the government mandated defined contribution plan for these benefits based on 28% ~ 45% of the employees’ salaries. The Company has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were RMB1,947,237 (US$301,267) for the 6 months ended June 30, 2011.

Commitments and Contingencies	6 Months Ended
Jun. 30, 2011
Commitments and Contingencies
Commitments and Contingencies

21.           Commitments and Contingencies

Operating lease commitments

Payments under operating leases for vehicles, office and computer equipment, land and buildings, which are mainly used to conduct operations, are expensed on a straight-line basis over the periods of their respective leases. The terms of the leases have various rights of renewal with lease periods ranging from 3 to 45 years. Future minimum lease payments for each of the next five years and thereafter, under all non-cancelable operating leases, are as follows:

Year ending June 30,	(RMB’000) (Unaudited)	(US$’000) (Unaudited)

2012	119,329	18,462
2013	62,932	9,737
2014	61,892	9,576
2015	61,771	9,557
2016	61,771	9,557
Thereafter	174,673	27,024
	542,369	83,913

Total rental expense was RMB21,161,000 (US$3,274,000) for the 6 months ended June 30, 2011.

Purchase commitments

Purchase commitments mainly consist of service agreements entered into with corn seed companies to purchase corn seeds. The terms of the agreements are for a period of one year. Future minimum purchase payments for the period ending June 30, 2011, under all non-cancelable agreements are RMB12.2 million (US$1.9 million).

The amount purchased under commitment obligations was RMB2,279,000 (US$352,595) for the 6 months period ended June 30, 2011.

Commitment for Investment in BioPacific Ventures

The Company has committed RMB74.9 million (US$11.6 million) to an international fund established for investment in food and agriculture life sciences. The Company’s investment in BioPacific Ventures will be made over approximately six years. The investment has an anticipated total lifespan of 12 years. At 30 June 2011, RMB67.377 million (US$10.424 million) has been drawn on the committed level of investment, which is included in other investments.

Commitment for purchase the land of Corson Grain

The Group has committed to buy land as part of its purchase of the Corson Grain business. The property is to be purchased for RMB9.6 million (US$1.5 million) in November 2013.

Investment in Brazil Farm

The Company entered into an agreement during 2007 to purchase a farm in Brazil. During 2011 the farm purchase, which had not settled, was considered not to fit within the Group’s objectives. The purchase was cancelled resulting in a loss on disposal of RMB14.195 million (US$2.196 million), being the non-refundable portion of the deposit paid.

Commitment for Investment in Beijing Zhongnong Seed Industry Co., Ltd

In October 2009, the Company entered into a strategic co-operation framework agreement with the China National Academy of Agricultural Sciences (“CNAAS”), one of the largest agricultural research organization in the PRC, providing for future co-operation across the spectrum of agricultural research. The Company also entered into an investment agreement with CNAAS and its affiliates, under which the Company is to invest RMB35 million (of which RMB 7 million has been paid as of June 30, 2011) for a 53.84% equity interest of Beijing Zhongnong Seed Industry Co., Ltd (“Zhongnong”), a company wholly owned by CNAAS and its affiliates. Zhongnong has priority rights to accept the transfer of all existing and future cultivated seed varieties owned by CNAAS and its affiliates for the purposes of commercialization. The Company did not make any further payments for the investment in 2010. According to the investment agreement, CNAAS has the right to cancel this agreement if Agria has not injected RMB35 million within 3 months after the signature of the investment agreement and this 3 months period ended on January 27, 2010. However, as Agria is co-operating with CNAAS in several areas through Zhongnong, management believes that the probability of CNAAS cancelling the investment agreement is remote.

Enterprise income tax

All PRC incorporated entities are subject to enterprise income tax regulations promulgated by the Ministry of Finance and the State Tax Bureau of the PRC.

As of June 30, 2011, the Company recognized approximately RMB3,759,109 (US$581,590) of liabilities for unrecognized tax benefits and, in addition, RMB3,427,050 (US$530,216) of related interest and penalties.  The final outcome of these tax uncertainties is dependent upon various matters including tax examinations, legal proceedings, certain authority proceedings, changes in regulatory tax laws and interpretations of those tax laws, or expiration of statutes of limitation.

However, due to the uncertainties associated with litigation, and the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, which could include formal legal proceedings, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties.  As of June 30, 2011, the Company classified of the above liabilities for unrecognized tax benefits and related interest and penalties as current liabilities.

Class action lawsuits

On February 3, 2009, a consolidated class action lawsuit in the United States District Court for the Southern District of New York was filed, alleging violations of various sections of the Securities Act, against the Group, our executive officers, our directors and other defendants.  The lawsuit alleges that our initial public offering registration statement and prospectus failed to disclose certain alleged discussions between two Agria executives relating to requests for additional compensation and a threatened resignation.

On December 1, 2009, the U.S. District Court for the Southern District of New York dismissed the consolidated class action against the Company and the underwriters defendants, and the Court issued a judgment in favor of the Company and the underwriter defendants.

On June 4, 2010, the Group entered into a memorandum of understanding with the lead plaintiff reflecting an agreement in principle and agreed to pay $3.75 million to settle all claims asserted in the class action lawsuit.  On September 20, 2010, the court granted a preliminary approval of the settlement. The deadline for filing objections to the Settlement, Plan of Distribution of settlement proceeds, and attorneys’ fee and expense request by Lead Plaintiff’s counsel expired on January 7, 2011, and no such objections were filed by Class Members.

On June 7, 2011, the court granted final approval of the settlement and entered a final judgment resolving the case. The settlement amount is within the limit of our applicable insurance policies, and the settlement is not expected to have any significant impact on our financial position, results of operation or cash flows.

Segment Reporting	6 Months Ended
Jun. 30, 2011
Segment Reporting
Segment Reporting

22.           Segment Reporting

Operating Segment

The Company is engaged in the development, production and sale of seeds. In accordance with ASC 280-10 “Segment Reporting: Overall”, the Company’s chief operating decision maker evaluates segment performance based on revenue and cost of revenue by segment. The Company has determined that it has five operating and reportable segments which are China Seeds, International seeds, AgriServices, Regional Corporate and Central Corporate.

The Company had no customers which accounted for 10% or more of the Company’s revenues for the periods presented in the consolidated financial statements.

Operating Segment Information

(Unaudited)	China Seeds	International Seeds	AgriService	Regional Corporate	Central Corporate	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	60,829	353,034	612,305	—	—	1,026,168
Cost of revenue	(33,734)	(263,774)	(463,859)	—	—	(761,366)
Gross profit	27,095	89,260	148,446	—	—	264,802
Selling, general and administrative expenses	(7,020)	(57,026)	(127,149)	(29,128)	(50,789)	(271,112)
Research and development expenses	(317)	(6,680)	—	—	(35)	(7,033)
Total operating expenses	(7,338)	(63,706)	(127,149)	(29,128)	(50,825)	(278,145)
Operating income (loss)	19,758	25,554	21,297	(26,198)	(50,825)	(13,343)

Segment assets	107,726	2,186,152	885,140	3,020,920	1,837,074	8,036,940
Segment liabilities	58,626	1,199,583	922,367	2,402,041	789,305	5,371,923

(Unaudited, In USD)	China Seeds	International Seeds	AgriService	Regional Corporate	Central Corporate	Total
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Revenue	9,411	54,620	94,733	—	—	158,763
Cost of revenue	(5,219)	(40,810)	(71,766)	—	—	(117,795)
Gross profit	4,192	13,810	22,967	—	—	40,969
Selling, general and administrative expenses	(1,086)	(8,823)	(19,672)	(4,506)	(7,858)	(41,945)
Research and development expenses	(49)	(1,034)	—	—	(5)	(1,088)
Total operating expenses	(1,135)	(9,856)	(19,672)	(4,506)	(7,863)	(43,033)
Operating income (loss)	3,057	3,954	3,295	(4,506)	(7,863)	(2,064)

Segment assets	16,667	338,230	136,944	467,382	284,223	1,243,446
Segment liabilities	9,070	185,593	142,704	371,632	122,117	831,117

Geographic Segment Information

In presenting information on the basis of geographical segments, segment revenues are attributed to countries based on location of customers. Segment assets are based on the geographical location of the assets.

	Revenues		Long-Lived Assets
(Unaudited)	6 months ended June 30, 2011		As at June 30, 2011
	RMB’000	US$’000	RMB’000	US$’000
China	60,829	9,411	448,189	69,342
New Zealand	798,541	123,546	418,290	64,716
Australia	61,385	9,497	122,883	19,012
South America	104,326	16,141	21,058	3,258
United Kingdom	1,087	168	1,453	225
Total	1,026,168	158,763	1,011,872	156,552

*  For the revenue from countries other than China, it represented only two months results since PGW acquisition.

Fair Value Measurement	6 Months Ended
Jun. 30, 2011
Fair Value Measurement
Fair Value Measurement

23.           Fair Value Measurement

Effective January 1, 2008, the Group adopted ASC 820-10 “Fair Value Measurements and Disclosures: Overall”. ASC 820-10 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Although the adoption of ASC 820-10 did not impact the Group’s financial condition, results of operations, or cash flow, ASC 820-10 requires additional disclosures to be provided on fair value measurement.

ASC 820-10 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—              Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—              Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—              Unobservable inputs which are supported by little or no market activity.

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Through April, 2011, in accordance with ASC 820-10, the Company elected to measures its investment in PGW at fair value. The investment in PGW was classified within Level 1 because it is valued based on PGW’s quoted trading price.

Prior year information comparable to transition period	6 Months Ended
Jun. 30, 2011
Prior year information comparable to transition period
Prior year information comparable to transition period

24.           Prior year information comparable to transition period

Unaudited Condensed Balance Sheet as of June 30, 2010

June 30, 2010 (Unaudited)
(RMB’000)
ASSETS
Current assets:
Cash and cash equivalents	604,892
Accounts receivable	247
Inventories	15,166
Prepayments and other current assets	7,067
Assets held for sale-current	278,103
Total current assets	905,477

Non-current assets:
Property, plant and equipment, net	24,370
Investment at fair value	511,899
Investment under equity method	6,995
Intangible assets, net	364,464
Goodwill	10,135
Non-current prepayments	40,247
Deferred tax assets	3,480
Assets held for sale-noncurrent	170,779
Total non-current assets	1,139,948
Total assets	2,037,844

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Short-term bank borrowings	122,236
Income tax payable	2,477
Accounts payable	145
Accrued expenses and other liabilities	52,421
Liabilities classified as held for sale	55,960
Total current liabilities	233,239

Non-current liabilities:
Deferred tax liability	191,154
Total non-current liabilities	191,154
Total liabilities	424,393

Shareholders’ equity:
Ordinary shares (par value US$0.0000001 per share; 499,900,000,000 shares authorized; 125,160,000 shares issued and outstanding at June 30, 2010)	—
Additional paid-in capital	2,390,036
Statutory reserves	76,953
Accumulated other comprehensive loss	(80,808)
Accumulated deficit	(772,731)
Total shareholders’ equity	1,613,451
Total liabilities and shareholders’ equity	2,037,844

Unaudited Condensed Income Statement for 6 months ended June 30, 2010

For 6 months ended June 30, 2010 (Unaudited)
(RMB’000)

Revenue	21,506
Cost of revenue	(12,670)
Gross profit	8,836

Operating expenses:
Selling, general and administrative expenses	(49,192)
Research and development expenses	(20)
Total operating expenses	(49,212)
Operating loss	(40,376)

Other income(expense)
Interest income	6,483
Interest expense	(1,667)
Exchange loss	(4,893)
Unrealized loss in investment	(65,086)
Other income	1,784
Loss before income tax	(103,755)
Income tax	(128)
Loss from continuing operations	(103,883)
Loss from discontinued operations	(1,314)
Net loss	(105,197)

Loss per ordinary share:
Loss per share from continuing operations – basic and diluted	(0.83)

Loss per share from discontinued operations – basic and diluted	(0.01)
Net Loss per share – basic and diluted	(0.84)

Weighted average number of ordinary shares outstanding:
Basic and diluted	125,160,000

Unaudited Condensed Cash flow statement for 6 months ended June 30, 2010

For 6 months period ended June 30, 2010 (Unaudited)
(RMB’000)

Cash flows from operating activities:
Net loss	(103,755)
Adjustments to reconcile net loss to net cash provided by operating activities:
Unrealized loss (gain) in investment	65,091
Share-based compensation	8,659
Depreciation and amortization	15,178
Changes in operating assets and liabilities:
Accounts receivable	154
Inventories	7,824
Income tax payable	2,477
Accounts payable	(1,555)
Changes in other operating assets and liabilities	8,366
Net cash provided by operating activities	2,439

Cash flows from investing activities:
Payment for Investment in PGW convertible redeemable note (Note 3)	(169,646)
Acquisition of property, plant and equipment and other assets	(184)
Payment for acquisition of Beiao	(663)
Cash disposed of with the P3A disposal	(84,617)
Net cash used in investing activities	(255,110)

Cash flows from financing activities:
Proceeds from short-term borrowings	122,236
Net cash provided by financing activities	122,236

Effect of exchange rate changes on cash and cash equivalents	(2,498)

Net decrease in cash and cash equivalents	(132,933)
Cash and cash equivalents at the beginning of year	737,825
Cash and cash equivalents at the end of year	604,892

2010 acquisition:

In 2010, the Company acquired 100% equity interest of Beiao, an entity engaged in research and sales of vegetable seeds in the PRC, for cash consideration of RMB1,000,000 (US$151,515). The Company recognized goodwill of RMB317,560 (US$48,115) for this acquisition.

Purchase price allocation and pro forma results of operation for this acquisition have not been presented because the effects of the acquisition were not material to the Group’s consolidated financial results.

Discontinued operation:

Taiyuan Primalights III Modern Agriculture Development Co., Ltd (“P3A”), a company incorporated under the laws of the People’s Republic of China (the “PRC”) on April 20, 2000, is involved in the development, production and sale of corn seeds, sheep products and seedlings. In October 2003, China Victory International Holdings Limited (“China Victory”), a company incorporated under the laws of Hong Kong, entered into a purchase agreement (the “Acquisition”) with the shareholders of P3A to acquire all of the dividend and voting rights in P3A without obtaining legal ownership over its ordinary shares. The Acquisition was structured in this manner because of the aforementioned legal restrictions placed on foreign ownership.

In June 2007, China Victory underwent certain restructuring events wherein it transferred its voting rights in P3A into its newly incorporated and wholly-owned subsidiary, Aero Biotech Science & Technology Co., Ltd (the “WOFE” or “Agria China”). In addition, the WOFE entered into an equity pledge agreement, exclusive call option agreement, power of attorney agreements and exclusive consultancy service, technology license and other service agreements (collectively, the “Contractual Agreements”) with P3A and its shareholders. Together, these contractual agreements enable the WOFE to: a) exercise effective control over P3A through its ability to exercise all the rights of P3A’s shareholders, including voting and transfer rights; b) receive substantially all of the earnings and other economic benefits to the extent permissible under PRC law and the management of the Group intends to do so; and c) have an exclusive option to purchase all or part of the equity interests in P3A held by the shareholders, to the extent permitted under PRC law for the higher of RMB100,000 or the minimum amount of consideration permitted by PRC law. The power of attorney agreements allow the WOFE to cause P3A to change the terms of the consultancy service, technology license and other service agreements at any time. In addition, P3A’s shareholders have entered into an agreement to remit all of the dividends and other distributions received from P3A to the WOFE, subject to satisfaction of P3A shareholders’ personal income tax and other statutory obligations arising from receiving such dividends or other distributions. During 2008, the number of shareholders in P3A changed from 4 individuals to 5 individuals, all of whom have entered into the Contractual Agreements. Agria China has a legal obligation to provide funding for all losses incurred by P3A. On July 13, 2010, the Company completed the disposition of P3A to Mr. Frank Xue, the president and a director of P3A. As a result of the transaction, Agria acquired from Mr. Xue and cancelled shares representing 11.5% of its issued and outstanding share capital immediately prior to the transaction. These shares were then cancelled by the Company. The Company retained existing leases of nine parcels of land totaling approximately 13,500 acres previously held by P3A. P3A has been presented as discontinued operations for all periods presented in the Company’s consolidated financial statements. Mr. Xue was a related party of the Company since he is a director and president of P3A. Included in the loss from discontinued operations for the 6 months period ended June 30, 2010 is RMB20.3 million operating income from January 1, 2010 through the date of disposal and a RMB21.6 million loss on disposal, net of reversal deferred tax liabilities of approximately RMB 191.2 million.

Subsequent Events	6 Months Ended
Jun. 30, 2011
Subsequent Events
Subsequent Events

25.           Subsequent Events

a)            Representative office of PGW to open in Beijing

In November 2011, the Group announced its intention for its subsidiary PGW to establish a Beijing representative office. The Beijing representative office will work to deliver revenue and profit-generating business for PGG Wrightson in China. The initial focus will be on working with PGG Wrightson’s existing businesses to satisfy the strong demand in China for high quality grass seed and for dairy livestock sourced from New Zealand, Australia and Uruguay. It is envisaged that the representative office will facilitate sourcing of products for PGG Wrightson’s rural supplies business in New Zealand and serve as a valuable resource for PGG Wrightson’s other business units. The office will also be responsible for conducting market and product research, marketing, brand promotion and coordination of PGG Wrightson’s activities in China, amongst other activities.

b)            Receipt of government grant

In November 2011, the Company received the first phase of a grant to help fund Sino-New Zealand joint research into high technology content grass seeds for the China market. The initial grant was for RMB6 million ($0.9 million) and has been made by the Science and Technology division of the Beijing Government. It is intended that the grant will be used to fund joint research and development into the adaptation of six grass seed varieties that were originally developed in conjunction with Agria’s subsidiary PGG Wrightson with a view to the seed varieties’ application in China. The R&D project also intends to develop GAP (Good Agricultural Practice) in the development of grass seed technology by following the high standards set in New Zealand.

c)             Appointment of CFO and Financial Controller

In September 2011, the Company appointed John Layburn as Chief Financial Officer and Jerry Mao as Financial Controller. John Layburn has served as Agria’s Acting CFO since April 2011 and as Chief Strategy and Compliance Officer since October 2009. Since joining the Company, he has led the implementation of Agria’s turnaround strategy, including its divestment of P3A and making our overseas investments resulting in the ownership by Agria of a controlling stake in PGW, New Zealand’s leading agricultural services company. He has also led our compliance team resulting in Agria becoming and remaining fully compliant with our reporting obligations.  Prior to joining the Company, John worked for PricewaterhouseCoopers, the international accounting and consulting firm, for eleven years. He was initially based out of PricewaterhouseCoopers London office, followed by four years in the Beijing office. During that time, he served a wide range of clients ranging from large multi-national companies to entrepreneurial investors advising on strategic reviews, turnaround situations, and investment and divestiture processes. While in China, he has specialized in advising both multinational companies on their business activities in China and Chinese companies on their overseas operations. John holds a masters degree in mathematics from Oxford University.  Prior to joining Agria’s financial department in 2010, Jerry Mao was the regional finance and planning manager of the Asian Pacific division of a global chemicals company and before that worked for Deloitte & Touche as an auditor for five years.

d)            Launch of new field corn seed variety

In September 2011, the Company launched Zhong Dan 909, a new variety of field corn seed developed by the China National Academy of Agricultural Sciences (“CNAAS”) and ranked the number one field corn variety for the past two years in national certification tests hosted by Ministry of Agriculture. Developed by CNAAS, Zhong Dan 909’s attributes make it suitable for sale in the central part of China, one of the largest corn seed markets in China, representing approximately 40% of China’s acreage for field corn. Under a license granted by CNAAS, Agria has commercialization rights covering the marketing, production and sales of Zhong Dan 909.

e)             Appointment of Audit Committee Chairman and reconfiguration of Board of Directors

In August 2011, the Company appointed Wah Kwong Tsang to Agria’s board of directors to serve as an independent director and Chairman of the Audit Committee and member of Compensation Committee. Kenneth DeWoskin, who has served as Agria’s Audit Committee Chairman since March 2010, remains a member of the Audit Committee, and also takes over the new responsibilities for oversight of the ongoing development of Agria’s strategic plans and of the Company’s communication with the investor community. Additionally, as part of the board reconfiguration, Gary Tim King Yeung and Dr Shangzhong Xu, who have all served as directors of Agria since before its IPO in 2007, relinquished their directorships effective immediately.  Wah Kwong Tsang is a former partner of Hong Kong and China firm of PricewaterhouseCoopers. He has over 30 years of experience in the field of auditing. He is a fellow member of Hong Kong Institute of Certified Public Accountants, a member of Chinese Institute of Certified Public Accountants and a fellow member of Association of Chartered Certified Accountants, UK.  Dr Kenneth DeWoskin is a former partner of Strategy and Business Development at a Big Four accounting firm. He is a well regarded and regular presenter on China business issues throughout the U.S., Europe and Asia including at the World Economic Forum. He has lived and worked extensively in both China and in Japan over the past 45 years.

Condensed Financial Information of the Company	6 Months Ended
Jun. 30, 2011
Condensed Financial Information of the Company
Condensed Financial Information of the Company

27.           Condensed Financial Information of the Company

Under PRC laws and regulations, the Company’s PRC subsidiaries and VIEs are restricted in its ability to transfer certain of its net assets to the Company in the form of dividend payments, loans, or advances. The amounts restricted include paid up capital, statutory reserve and net assets of the Company’s PRC subsidiary and VIEs, as determined pursuant to PRC generally accepted accounting principles, totaled approximately RMB896 million (US$135.8 million) as of December 31, 2010.

Statements of operations

	2011 (Unaudited)	2011 (Unaudited)
	(RMB’000)	(US$’000)

Revenue	—	—
Cost of revenue	—	—
Gross profit	—	—
Operating expenses
General and administrative expenses	(8,151)	(1,261)
Total operating expenses	(8,151)	(1,261)
Operating loss	(8,151)	(1,261)
Interest income	47	7
Interest expense	(15)	(2)
Exchange loss	(317)	(49)
Equity in loss of subsidiaries and variable interest entities	36,734	5,683
Other income	417	64
Loss before income tax	28,715	4,443
Income tax	—	—
Net loss	28,715	4,443
Net loss attributable to ordinary shareholders	28,715	4,443

Balance sheets

	2011 (Unaudited)	2011 (Unaudited)
	(RMB’000)	(US$’000)

ASSETS
Cash and cash equivalents	13,627	2,108
Prepayments and other current assets	7,968	1,233
Investment in subsidiaries and variable interest entities	1,461,097	226,054
Total assets	1,482,692	229,395

LIABILITIES AND SHAREHOLDER’S EQUITY
Liabilities
Accrued expenses and other liabilities	34,122	5,279
Total liabilities	34,122	5,279

Shareholders’ equity
Ordinary shares (par value US$0.0000001 per share; 499,900,000,000 shares authorized; 125,160,000 and 110,766,600 shares issued and outstanding at December 31, 2009 and December 31, 2010, respectively)	—	—
Additional paid-in capital	2,271,491	351,434
Accumulated other comprehensive loss	(121,508)	(18,799)
Accumulated deficit	(701,413)	(108,519)
Total shareholders’ equity	1,448,570	224,115
Total liabilities and shareholders’ equity	1,482,692	229,395

Statements of Cash flows

	2011 (Unaudited)	2011 (Unaudited)
	(RMB)	(US$)

Cash flows from operating activities:
Net loss	28,715	4,443
Adjustments to reconcile net loss to net cash provided by used in operating activities:
Equity in loss of subsidiaries and variable interest entity	(36,734)	(5,683)
Change in operating assets and liabilities:
Prepayments and other current assets	1,515	234
Tax payable
Amount due from related parties	390	60
Accrued expenses and other liabilities	22,587	3,495
Net cash provided by operating activities	16,473	2,549

Cash flows from investing activities:
Investment in subsidiaries and variable interest entities	6,167	954
Net cash provided by investing activities	6,167	954

Cash flows from financing activities:
Repurchase of ordinary shares	—	—
Net cash used in financing activities.	—	—

Effect of exchange rate changes on cash and cash equivalents	(26,360)	(4,078)

Net decrease in cash and cash equivalents	(3,719)	(575)
Cash and cash equivalents at the beginning of year	17,346	2,684
Cash and cash equivalents at the end of year	13,627	2,108

Basis of presentation

In the Company-only financial statements, the Company’s investment in subsidiaries and variable interest entity is stated at cost plus equity in undistributed earnings of subsidiaries since inception.  The Company-only financial statements should be read in conjunction with the Company’s consolidated financial statements.

The Company records its investment in its subsidiaries and variable interest entities under the equity method of accounting as prescribed in ASC 323-10, “Investments-Equity Method and Joint Ventures: Overall” (Pre-codification: APB opinion No. 18, “The Equity Method of Accounting for Investments in Common Stock”).  Such investment is presented on the balance sheet as “Investment in subsidiaries and variable interest entities” and share of their profit or loss as “Equity in profit (loss) of subsidiaries and variable interest entities” on the statements of operations.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted.

Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document and Entity Information
Entity Registrant Name	AGRIA CORP
Entity Central Index Key	0001413257
Document Type	20-F
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	110,766,600
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY